Trade receivables - Disclosure of Trade Receivables Balance (Details) - EUR (€) € in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Financial assets	€ 469,636	€ 182,796
Trade receivables
Disclosure of financial assets [line items]
Financial assets	191,469	100,062
Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	149,901	72,105
Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	38,065	24,815
Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	3,503	3,142
Nominal value of outstanding trade receivables | Trade receivables
Disclosure of financial assets [line items]
Financial assets	193,531	102,190
Nominal value of outstanding trade receivables | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	151,790	73,969
Nominal value of outstanding trade receivables | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	38,065	24,815
Nominal value of outstanding trade receivables | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	3,676	3,406
Less: Loss allowance | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(2,062)	(2,128)
Less: Loss allowance | Retailers | Trade receivables
Disclosure of financial assets [line items]
Financial assets	(1,889)	(1,864)
Less: Loss allowance | Authorities | Trade receivables
Disclosure of financial assets [line items]
Financial assets	0	0
Less: Loss allowance | Other | Trade receivables
Disclosure of financial assets [line items]
Financial assets	€ (173)	€ (264)